Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	OBERWEIS FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0000803020
Document Creation Date	dei_DocumentCreationDate	May 09, 2017
Document Effective Date	dei_DocumentEffectiveDate	May 09, 2017
Prospectus Date	rr_ProspectusDate	May 01, 2017